Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Accounts Receivable

Accounts Receivable

Through the adoption of ASU 2016-13 and the related standards, the Company revised the policy regarding the recognition of expected credit losses and for our accounts receivables portfolio as follows.

Accounts receivable are recorded at the amount invoiced to customers and do not bear interest. The Company estimates credit losses for trade receivables by aggregating similar customer types together, because they tend to share similar credit risk characteristics, taking into consideration the number of days the receivable is past due. Provision rates for the allowance for doubtful accounts are based upon the historical loss method by evaluating factors such as the length of time receivables that are past due and historical collection experience. Additionally, provision rates are based upon current and future economic and competitive environment factors that could impact the collectability of the receivable. Trade and other receivables are written off when there is no reasonable expectation of recovery. Indicators that there is no reasonable expectation of recovery include past due status greater than 360 days or bankruptcy of the debtor.

Accounts Receivable

Accounts receivable are presented net of the allowance for doubtful accounts and any discounts. Accounts receivable are recorded at the invoiced amount and do not bear interest. Collections of accounts receivable are included in cash provided by operating activities in the Consolidated Statements of Cash Flows. The Company maintains an allowance for doubtful accounts for estimated losses and assesses its adequacy each reporting period by evaluating factors such as the length of time receivables are past due, historical collection experience, and the economic and competitive environment. The expense related to doubtful accounts is included within Selling, general and administrative costs, excluding depreciation and amortization in the Consolidated Statements of Operations. Account balances are written off against the allowance when the potential for recovery is considered remote. The Company does not have any off-balance-sheet credit exposure related to its customers.

Newly Adopted Accounting Standards and Recently Issued Accounting Standards

Newly Adopted Accounting Standards

FASB issued new guidance, ASU 2016-13 and various other related issuances, related to measurement of credit losses on financial instruments which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. This new guidance replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. The Company has determined that the impact of this new accounting guidance will primarily affect our trade receivables. The Company prospectively adopted the standard on January 1, 2020. The adoption of this standard had an impact of $9,319 on the beginning Accumulated deficit balance in the Interim Condensed Consolidated Balance Sheet as of January 1, 2020.

In April 2019, the FASB issued ASU 2019-04, Codification Improvements to Topic 326, which provides targeted improvements or clarification and correction to the ASU 2016-01 Financial Instruments Overall, ASU 2016-13 Financial Instruments Credit Losses, and ASU 2017-12 Derivatives and Hedging accounting standards updates that were previously issued. The guidance is effective upon adoption of the related standards. The company prospective adopted the standard on January 1, 2020. This standard did not have a material impact on the Company’s Interim Condensed Consolidated Financial Statements.

In August 2018, the FASB issued guidance, ASU 2018-15, which aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal use software license). The accounting for the service element of a hosting arrangement that is a service contract is not affected by the amendments in this update. The Company prospectively adopted the standard on January 1, 2020. The adoption of this standard did not have a material impact on the Company’s Interim Condensed Consolidated Financial Statements. All future capitalized implementation costs incurred related to these hosting arrangements will be recorded as a prepaid asset and as a charge to operating expenses over the expected life of the contract.

Recently Issued Accounting Standards

Except as noted below, there have been no material changes from the recently issued accounting standards previously disclosed in the Annual Report. Please refer to “Item 8. — Financial Statements and Supplementary Data — Notes to the Consolidated Financial Statements — Note 3” section of the Annual Report on Form 10-K for a discussion of the recently issued accounting standards that relate to the Company.

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform, which provide optional expedients and exceptions for applying GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The guidance is effective for all entities during the period March 12, 2020 through December 31, 2022. The Company is currently in the process of evaluating the potential impact of the adoption of this standard on its Interim Condensed Consolidated Financial Statements.

Recently Issued Accounting Standards

In June 2016, the FASB issued new guidance, ASU 2016-13, related to measurement of credit losses on financial instruments which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. This new guidance replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. The guidance is effective for annual reporting periods beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2019. The adoption of this standard is not expected to have a material impact on the Company’s Consolidated Financial Statements.

In August 2018, the FASB issued guidance, ASU 2018-14, which modifies the disclosure requirements for employers that sponsor defined benefit pension or other postretirement plans. The guidance is effective for all entities for fiscal years beginning after December 15, 2020. Early adoption is permitted. The Company is currently in the process of evaluating the impact of the adoption of this standard on its Consolidated Financial Statements.

In August 2018, the FASB issued guidance, ASU 2018-15, which aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal use software license). The accounting for the service element of a hosting arrangement that is a service contract is not affected by the amendments in this Update. The guidance is effective for all entities for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Company adopted the standard on January 1, 2020. The Company does not expect the standard to have a material impact on the Company’s Consolidated Financial Statements.

In April 2019, the FASB issued ASU 2019-04, Codification Improvements to Topic 326, which provides targeted improvements or clarification and correction to the ASU 2016-01 Financial Instruments Overall, ASU 2016-13 Financial Instruments Credit Losses, and ASU 2017-12 Derivatives and Hedging, accounting standards updates that were previously issued. The guidance is effective upon adoption of the related standards. The Company is currently in the process of evaluating the impact of the adoption of this standard on its Consolidated Financial Statements.

In April 2019, the FASB issued ASU 2019-05, Financial Instruments — Credit Losses, which provides targeted transition relief to the accounting standards update previously issued as part of ASU 2016-13 Financial Instruments Credit Losses. The guidance is effective for all entities during the same period that ASU 2016-13 is adopted. The Company is currently in the process of evaluating the impact of the adoption of this standard on its Consolidated Financial Statements.

In November 2019, the FASB issued ASU 2019-10, Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842), which provides improvements or clarification and correction to the ASU 2016-02 Leases, ASU 2016-13 Financial Instruments Credit Losses, and ASU 2017-12 Derivatives and Hedging, accounting standards updates that were previously issued. The guidance is effective upon adoption of the related standards. The Company is currently in the process of evaluating the impact of the adoption of this standard on its Consolidated Financial Statements.

In November 2019, the FASB issued ASU 2019-11, Codification Improvements to Topic 326, Financial Instruments — Credit Losses, which provides clarification to certain aspects of the accounting standards update previously issued as part of ASU 2016-13 Financial Instruments Credit Losses. The guidance is effective for all entities during the same period that ASU 2016-13 is adopted. The Company is currently in the process of evaluating the impact of the adoption of this standard on its Consolidated Financial Statements.

In December 2019, the FASB issued ASU 2019-12, which enhances and simplifies various aspects of the income tax accounting guidance, including requirements such as tax basis step-up in goodwill obtained in a transaction that is not a business combination, ownership changes in investments, and interim-period accounting for enacted changes in tax law. The guidance is effective for all entities for fiscal years beginning after December 15, 2020. Early adoption is permitted. The Company is currently in the process of evaluating the impact of the adoption of this standard on its Consolidated Financial Statements.

There were no other new accounting standards that we expect to have a material impact to our financial position or results of operations upon adoption.